Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Subscription Receivable	Additional Paid in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non- Controlling Interest	Total
Balance at Dec. 31, 2022	$ 4,876	$ 984		$ 63,660,939	$ (34,492,863)	$ (303,213)	$ (1,458,058)	$ 27,412,665
Balance (in Shares) at Dec. 31, 2022	48,761,596	9,843,096
Conversion of August 2022 Convertible Debenture and the payment of make-whole interest by shares	$ 3,949			3,678,708				3,682,657
Conversion of August 2022 Convertible Debenture and the payment of make-whole interest by shares (in Shares)	39,489,758
Conversion of December 2022 Convertible Debenture and the payment of make-whole interest by shares	$ 7,100			3,121,473				3,128,573
Conversion of December 2022 Convertible Debenture and the payment of make-whole interest by shares (in Shares)	70,999,400
Issuance of Warrants H in consideration for the investor to purchase September 2023 Convertible Debenture				2,000				2,000
Issuance of Class A ordinary shares as a result of the partial exercise of Warrants E	$ 2,000			697,200				699,200
Issuance of Class A ordinary shares as a result of the partial exercise of Warrants E (in Shares)	20,000,000
Issuance of Class B ordinary shares in connection with 2023 Share Incentive Plan		$ 1,400		371,933				373,333
Issuance of Class B ordinary shares in connection with 2023 Share Incentive Plan (in Shares)		14,000,000
Net contributions from noncontrolling shareholder							(1,277,454)	(1,277,454)
Net loss					(5,259,008)		(568,041)	(5,827,049)
Other comprehensive income (loss)						34,651	183,033	217,684
Balance at Dec. 31, 2023	$ 17,925	$ 2,384		71,532,253	(39,751,871)	(268,562)	(3,120,520)	28,411,609
Balance (in Shares) at Dec. 31, 2023	179,250,754	23,843,096
Issuance of Class B ordinary shares in connection with 2023 Share Incentive Plan		$ 1,371		272,971				274,342
Issuance of Class B ordinary shares in connection with 2023 Share Incentive Plan (in Shares)		13,707,659
Net loss					(27,449,496)		(105,409)	(27,554,905)
Other comprehensive income (loss)						(43,519)	72,046	28,527
Conversion of September 2023 Convertible Debenture and the payment of make-whole interest by shares	$ 64,357			2,607,605				2,671,962
Conversion of September 2023 Convertible Debenture and the payment of make-whole interest by shares (in Shares)	643,571,750
Issuance of Warrants I in consideration for the investor to purchase January 2024 Convertible Debenture				800				800
Conversion of January 2024 Convertible Debenture and the payment of make-whole interest by shares	$ 44,061			963,024				1,007,085
Conversion of January 2024 Convertible Debenture and the payment of make-whole interest by shares (in Shares)	440,614,050
Issuance of Warrants J in connection with August 2024 Convertible Debenture				459,561				459,561
Issuance of Class B ordinary shares in connection with 2024 Share Incentive Plan		$ 4,564		294,358				298,922
Issuance of Class B ordinary shares in connection with 2024 Share Incentive Plan (in Shares)		45,637,935
Conversion from Class B to Class A ordinary shares	$ 1,780	$ (1,780)
Conversion from Class B to Class A ordinary shares (in Shares)	17,800,845	(17,800,845)
Issuance of Class A Ordinary Shares in connection with extinguishment of liabilities	$ 49,637		(49,637)	1,786,891				1,786,891
Issuance of Class A Ordinary Shares in connection with extinguishment of liabilities (in Shares)	496,358,691
Deconsolidation of subsidiaries							(187,813)	(187,813)
Balance at Dec. 31, 2024	$ 177,760	$ 6,539	(49,637)	77,917,463	(67,201,367)	(312,081)	(3,341,696)	7,196,981
Balance (in Shares) at Dec. 31, 2024	1,777,596,090	65,387,845
Issuance of Class A ordinary shares as a result of the partial exercise of Warrants E	$ 1,294,000			4,625,965				5,919,965
Issuance of Class A ordinary shares as a result of the partial exercise of Warrants E (in Shares)	12,940,000,000
Net loss					(4,956,735)		(11,541)	(4,968,276)
Other comprehensive income (loss)						181,822	(122,092)	59,730
Reclassification of subscription receivable in connection with extinguishment of liabilities			49,637	(49,637)
Conversion of January 2024 Convertible Debenture and the payment of make-whole interest by shares	$ 5,634			49,917				55,551
Conversion of January 2024 Convertible Debenture and the payment of make-whole interest by shares (in Shares)	56,337,500
Conversion of August 2024 Convertible Debenture and the payment of make-whole interest by shares	$ 182,853			1,016,180				1,199,033
Conversion of August 2024 Convertible Debenture and the payment of make-whole interest by shares (in Shares)	1,828,532,500
Conversion of January 2025 Convertible Debenture and the payment of make-whole interest by shares	$ 526,661			1,204,486				1,731,147
Conversion of January 2025 Convertible Debenture and the payment of make-whole interest by shares (in Shares)	5,266,612,500
Conversion of May 2025 Convertible Debenture and the payment of make-whole interest by shares	$ 809,426			(67,899)				741,527
Conversion of May 2025 Convertible Debenture and the payment of make-whole interest by shares (in Shares)	8,094,255,000
Partial conversion of June 2025 Convertible Debenture and the payment of make-whole interest by shares	$ 56,628			(1,426)				55,202
Partial conversion of June 2025 Convertible Debenture and the payment of make-whole interest by shares (in Shares)	566,280,000
Issuance of Warrants K in consideration for the investor to purchase January 2025 Convertible Debenture				578,089				578,089
Issuance of Warrants L in consideration for the investor to purchase May 2025 Convertible Debenture				28,849				28,849
Issuance of Class A Ordinary Shares in connection with extinguishment of liabilities	$ 12,031,741			(2,517,410)				9,514,331
Issuance of Class A Ordinary Shares in connection with extinguishment of liabilities (in Shares)	120,317,410,525
Issuance of Class A Ordinary Shares in connection with share-based compensation		$ 74,616		140,277				214,893
Issuance of Class A Ordinary Shares in connection with share-based compensation (in Shares)		746,156,170
Acquisition of non-controlling interests				(167,700)			167,700
Balance at Dec. 31, 2025	$ 15,084,703	$ 81,155		$ 82,757,154	$ (72,158,102)	$ (130,259)	$ (3,307,629)	$ 22,327,022
Balance (in Shares) at Dec. 31, 2025	150,847,024,115	811,544,015